Accruals and other current liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of accruals and other current liabilities
	As of March 31, 2026	As of September 30, 2025
	US$	US$
Accruals:
Staff cost	216,344	100,691
Staff bonus	34,796	10,148
Other	9,466	11,944
	260,606	122,783